Fair Value of Warrants (Details Narrative) (10-K) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Stock price, per share	$ 5.96	$ 7.20
Fair Value of Warrants Reclasified to Equity [Member]
Value of company stock on reclassification date		$ 49.50